Trade receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivable, net
Schedule of aging analysis of trade receivable

	As of December 31,
	2024	2025
Within 3 months	75,719	107,501
Between 3 months and 6 months	50,223	9,533
Between 6 months and 1 year	904	2,183
More than 1 year	8,266	606
Total	135,112	119,823